Basis of Preparation of Consolidated Financial Statements (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Basis of Preparation of Consolidated Financial Statements [Line Items]
Loss for the year		$ 4,438,910	$ (48,328,195)
Net cash flows from operating activities		45,613,945	$ 58,569,270
Current liability		148,900,000
Current assets		$ 309,270,131
Subsequent Events [Member]
Basis of Preparation of Consolidated Financial Statements [Line Items]
Single bullet repayment	$ 144,000,000